Segment Reporting	12 Months Ended
Apr. 29, 2017
Segment Reporting
20.	Segment Reporting

The Company’s two operating segments are B&N Retail and NOOK.

B&N Retail

This segment includes 633 bookstores as of April 29, 2017, primarily under the Barnes & Noble Booksellers trade name. These Barnes & Noble stores generally offer a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music & Vinyl, Gift, Magazine, Bargain products and a dedicated NOOK® area. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, www.barnesandnoble.com, and its publishing operation, Sterling Publishing Co., Inc.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand and sales of NOOK® devices and accessories to B&N Retail.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$3,784,655	$4,028,614	$4,108,243
NOOK	146,514	191,520	263,833
Elimination(a)	(36,611)	(56,290)	(74,968)

Total	$3,894,558	$4,163,844	$4,297,108

Sales by Product Line	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
Media (b)	70%	70%	70%
Digital (c)	3%	5%	7%
Other (d)	27%	25%	23%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$98,877	$101,888	$104,373
NOOK	19,010	33,975	39,292

Total	$117,887	$135,863	$143,665

Operating Income (Loss)	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$90,663	$113,296	$213,355
NOOK	(36,355)	(98,640)	(123,161)

Total	$54,308	$14,656	$90,194

Capital Expenditures	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
B&N Retail	$89,706	$81,277	$73,783
NOOK	6,552	12,997	21,022

Total	$96,258	$94,274	$94,805

Total Assets(e)	As of April 29, 2017	As of April 30, 2016
B&N Retail	$1,897,122	$1,873,381
NOOK(f)	35,799	139,401

Total	$1,932,921	$2,012,782

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.
(b)	Includes tangible books, music, movies, rentals and newsstand.
(c)	Includes NOOK®, related accessories, eContent and warranties.
(d)	Includes Toys & Games, café products, gifts and miscellaneous other.
(e)	Excludes intercompany balances.
(f)	Decrease in assets is related to the net tax receivable position.

A reconciliation of operating income from reportable segments to income from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 29, 2017	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015
Reportable segments operating income	$54,308	$14,656	$90,194
Interest expense, net and amortization of deferred financing costs	(7,509)	(8,770)	(17,678)

Consolidated income before taxes	$46,799	$5,886	$72,516